Long-Term Debt (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Related Party Loan			$ 2,105,241
Bank Loan		3,000,000
Total loans payable		3,000,000	2,105,241
Less: Current portion of loans payable		(1,200,000)	(2,105,241)
Loans payable, less current portion	$ 1,500,000	$ 1,800,000